Financial Assets and Liabilities - Schedule of Financial assets amortized cost (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial assets amortized cost [Line Items]
Accounts receivables	€ 1,584	€ 9
Financial asset at amortized cost	4,117	352
Financial instruments credit-impaired [member]
Schedule of Financial assets amortized cost [Line Items]
Accounts receivables	4,117	352
Other receivables
Gross carrying amount [member]
Schedule of Financial assets amortized cost [Line Items]
Financial asset at amortized cost	5,700	359
Gross carrying amount [member] | Financial instruments credit-impaired [member]
Schedule of Financial assets amortized cost [Line Items]
Accounts receivables	5,700	359
Other receivables
Accumulated impairment [member]
Schedule of Financial assets amortized cost [Line Items]
Financial asset at amortized cost	1,583	9
Accumulated impairment [member] | Financial instruments credit-impaired [member]
Schedule of Financial assets amortized cost [Line Items]
Accounts receivables	1,583	9
Other receivables